UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21856

RMR ASIA PACIFIC REAL ESTATE FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Asia Pacific Real Estate Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian D. O’Sullivan

State Street Bank and Trust Company

  2 Avenue De Lafayette, 6th Floor

Boston, Massachusetts 02111

Elizabeth Watson, Esq.

State Street Bank and Trust Company

 2 Avenue De Lafayette, 6th Floor

Boston, Massachusetts 02111

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of investments.

RMR Asia Pacific Real Estate Fund

Portfolio of Investments  –  September 30, 2007 (unaudited)

Company	Shares	Value
Common Stocks – 96.1%
Australia – 16.5%
Apartments – 1.5%
Peet, Ltd.	206,110	$694,989
Diversified – 9.5%
Abacus Property Group	490,000	834,819
Australand Property Group	251,950	518,677
Charter Hall Group	400,000	1,025,777
GPT Group *	170,000	769,332
Trinity Group	265,000	658,414
Valad Property Group	378,725	672,123
		4,479,142
Office – 4.1%
Cromwell Group	823,898	943,101
Macquarie Goodman Group	167,000	1,023,975
		1,967,076
Retail – 1.4%
Centro Properties Group	101,453	663,479
Total Australia (Cost $6,864,704)		7,804,686
Hong Kong – 30.5%
Diversified – 12.3%
Agile Property Holdings, Ltd.	364,000	764,162
China Resources Land, Ltd.	115,000	239,354
Greentown China Holdings, Ltd.	58,000	135,042
Guangzhou R&F Properties Co., Ltd., Class H	135,200	638,273
Henderson Land Development Co., Ltd.	63,717	505,303
Hongkong Land Holdings, Ltd.	178,838	808,348
Hysan Development Co., Ltd.	180,000	498,981
Kerry Properties, Ltd.	13,500	104,022
New World China Land, Ltd.	750,000	719,721
Shenzhen Investment, Ltd.	657,692	587,992
Shun TAK Holdings, Ltd.	340,000	547,579
The Wharf (Holdings), Ltd.	57,000	280,826
		5,829,603
Hospitality – 8.0%
Regal Real Estate Investment Trust *	2,059,396	654,336
Sun Hung Kai Properties, Ltd.	184,568	3,110,223
		3,764,559
Office – 3.2%
Champion Real Estate Investment Trust *	2,628,532	1,501,274
Retail – 7.0%
Hang Lung Properties, Ltd.	690,900	3,092,846
The Link REIT *	93,976	205,992
		3,298,838
Total Hong Kong (Cost $10,225,606)		14,394,274
Japan – 34.8%
Apartments – 1.2%
Nippon Residential Investment Corp. *	95	549,994
Diversified – 26.4%
Aeon Mall Co., Ltd.	49,593	1,515,444
Mitsubishi Estate Co., Ltd.	164,000	4,697,340
Mitsui Fudosan Co., Ltd.	101,359	2,814,915
Shoei Co., Ltd.	39,000	601,306
Sumitomo Realty & Development Co., Ltd.	81,620	2,870,716
		12,499,721

See notes to portfolio of Investments.

Company	Shares	Value
Common Stocks – continued
Japan – continued
Office – 7.2%
Japan Real Estate Investment Corp. *	44	$528,621
Nippon Building Fund, Inc. *	80	1,163,104
NTT Urban Development Corp.	816	1,690,750
		3,382,475
Total Japan (Cost $12,875,011)		16,432,190
Malaysia – 2.3%
Diversified – 2.3%
KLCC Property Holdings Berhad	515,000	513,866
SP Setia Berhad	233,000	601,732
		1,115,598
Total Malaysia (Cost $1,006,755)		1,115,598
Philippines – 1.6%
Diversified – 1.6%
Filinvest Land, Inc.	5,800,000	224,018
Megaworld Corp.	6,972,507	533,965
		757,983
Total Philippines (Cost $573,697)		757,983
Singapore – 10.4%
Diversified – 8.9%
Allco Commercial Real Estate Investment Trust *	750,000	535,173
Ascendas India Trust *(a)	254,000	253,060
Capitaland, Ltd.	295,878	1,623,296
CDL Hospitality Trusts *	453,836	702,674
Keppel Land, Ltd.	157,000	877,213
Suntec Real Estate Investment Trust *	170,000	223,157
		4,214,573
Retail – 1.5%
CapitaRetail China Trust *(a)	128,366	241,956
Frasers Centrepoint Trust *	425,854	447,211
		689,167
Total Singapore (Cost $4,448,816)		4,903,740
Total Common Stocks (Cost $35,994,589)		45,408,471
Warrants – 2.7%
India – 2.7%
Ansal Properties & Infrastructure, Ltd., Macquarie Bank, Ltd., expiring 1/17/12 (a)	65,000	458,900
Unitech, Ltd., Macquarie Bank, Ltd., expiring 6/24/08 (a)	106,000	819,380
Total India (Cost $1,209,048)		1,278,280
Total Warrants (Cost $1,209,048)		1,278,280
Short-Term Investments – 1.3%
Other Investment Companies – 1.3%
Dreyfus Cash Management, Institutional Shares, 5.18% (b) (Cost $610,864)	610,864	610,864
Total Investments – 100.1% (Cost $37,814,501) (c)		47,297,615
Other assets less liabilities – (0.1)%		(56,586)
Net Assets – 100%		$47,241,029

See notes to portfolio of Investments.

Notes to Portfolio of Investments
*	Company is organized as a real estate investment trust as defined by the laws of its country of domicile.
(a)	As of September 30, 2007, this security had not paid a distribution.
(b)	Rate reflects 7 day yield as of September 30, 2007.
(c)	The gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of September 30, 2007, are as follows:

Cost	$37,814,501

Gross unrealized appreciation	$10,162,529
Gross unrealized depreciation	(679,415)
Net unrealized appreciation	$9,483,114

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR ASIA PACIFIC REAL ESTATE FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 9, 2007

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	November 9, 2007